Interest in a Joint Venture (Details)	12 Months Ended
Jun. 30, 2022 AUD ($)
Interest in a Joint Venture (Details) [Line Items]
Interest rate	50.00%
Convertible note fundraising amount (in Dollars)	$ 670,333
Bottom of range [member] | Body Composition Technologies Pte Limited [Member]
Interest in a Joint Venture (Details) [Line Items]
Interest rate	50.00%
Top of range [member]
Interest in a Joint Venture (Details) [Line Items]
Interest rate	54.00%